CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Direct financing lease income
Direct financing lease interest income	$ 242,740	$ 174,306	$ 4,934,157
Interest expense for direct financing lease	0	(11,181)	(11,967)
Business collaboration fee and commission expenses for leasing projects	0	0	(37,572)
Provision for lease payment receivable	(2,258,060)	(9,495,002)	(19,379,086)
Net direct financing lease interest income after provision for receivables	(2,015,320)	(9,331,877)	(14,494,468)
Medical consulting revenue	30,682	0
Net revenue	(1,984,638)	(9,331,877)	(14,494,468)
Non-interest loss
Investment loss	0	(175,428,577)	0
Total non-interest loss	0	(175,428,577)
Non-interest expense
Business taxes and surcharge	(231)	(476)	(7,652)
Salaries and employee charges	(276,546)	(920,194)	(923,325)
Rental expenses	(76,442)	(97,693)	(95,545)
Other operating expenses	(524,518)	(6,136,647)	(481,311)
Total non-interest expense	(877,737)	(7,155,010)	(1,507,833)
Loss before taxes	(2,862,375)	(191,915,464)	(16,002,301)
Income tax (expense)credit	(738)	(24,590,417)	3,999,361
NET LOSS	(2,863,113)	(216,505,881)	(12,002,940)
Net loss attributable to noncontrolling interests	(52,019)	0
Net loss attributable to Wins Finance Holdings Inc..	(2,811,094)	(216,505,881)	(12,002,940)
Other comprehensive income(loss)
Foreign currency translation adjustment	187,029	17,508,783	(6,102,745)
TOTAL COMPREHENSIVE LOSS	(2,676,084)	(198,997,098)	(18,105,685)
Total comprehensive loss attributable to noncontrolling interests	(48,238)	0
Total comprehensive loss attributable to ordinary shareholders	$ (2,627,846)	$ (198,997,098)	$ (18,105,685)
Weighted-average ordinary shares outstanding
Basic	19,837,642	19,837,642	19,837,642
Diluted	19,837,642	19,837,642	19,837,642
Loss per share attributable to ordinary shareholders
Basic	$ (0.14)	$ (10.91)	$ (0.61)
Diluted	(0.14)	(10.91)	(0.61)
From continuing operation - Basic	(0.14)	(10.91)	(0.61)
From continuing operation - Diluted	(0.14)	(10.91)	$ (0.61)
From discontinued operation - Basic	$ 0	$ 0